Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 15 – LEASES

As of June 30, 2024 and December 31, 2023, the Company had the following lease obligations:

Discount		June 30,	December 31,
Rate	Maturity	2024	2023
1.5% - 3.0%	2024-2025	€56,094	€37,579
1.5% - 3.0%	2024-2025	10,307	18,487
		€66,401	€56,066

Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,946
Repayment of Lease liability	(32,665)
Interest expense on lease liabilities	1,054
Balance - June 30, 2024	€66,402

On September 8, 2020, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €527.

On January 1, 2021, the Company entered into an office lease agreement under a five-year term and monthly lease payment of €827 for the first year with an escalation rate of Consumer Price Index (CPI) plus 2% per annum. On June 30, 2022, the Company terminated the office lease contract.

On June 1, 2022, the Company entered into an office lease agreement under a two-year term, but extendable for three years upon expiry, and a monthly lease payment of €3,384 during the first year and €3,492 during the second year. On April 1, 2024, the Company extended the office lease for one additional year starting from June 2024 through May 2025 with monthly payment at €3,618.

On September 26, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €420.

On November 15, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €417.

On August 17, 2023, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €572.

The following table summarizes the maturity of our lease liabilities as of June 30, 2024:

Year Ended December 31,

2024 (excluding six months ended June 30, 2024)	€31,334
2025	33,020
2026	4,000
Total lease payments	68,354
Less: financing cost	(1,953)
Lease liabilities	€66,401

As of June 30, 2024 and December 31, 2023, the Company has right-of-use assets as follows:

Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935
Additions from lease modification	41,946
Depreciation	(31,571)
Balance - June 30, 2024	€65,310